Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	FullPAC, Inc.
Entity Central Index Key	0002076148
Entity Tax Identification Number	39-2886611
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1206 Laskin Road
Entity Address, Address Line Two	Suite 201-o
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23451
City Area Code	(757)
Local Phone Number	821-2121
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1206 Laskin Road
Entity Address, Address Line Two	Suite 201-o
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23451
City Area Code	(757)
Local Phone Number	821-2121
Contact Personnel Name	Travis Trawick